Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Aggregate future minimum lease payments to be received	$ 11,173	$ 11,074
Unguaranteed residual values accruing to the lessor's benefit	695	783
Unearned income	(1,004)	(1,045)
Initial direct costs	202	189
Total net investment in sales-type and direct financing leases	$ 11,066	$ 11,001